INCOME TAX PROVISION Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets
Net operating loss	$ 19,526	$ 9,738
Accrued compensation	2,156	2,541
Stock based compensation	5,822	5,560
Tenant improvement allowance	287	322
Inventory reserves	398	227
Other deferred tax assets	1,751	998
Tax credits	1,676	1,514
Intangible assets amortization – Definite Lived	8,450	5,681
Capitalized R&D 59(e)	695	821
Less: Valuation Allowance	(33,249)
Deferred tax assets	7,512	27,402
Deferred Tax Liabilities
Other deferred tax liabilities	(294)	0
Convertible Debt	(2,495)	(3,268)
Deferred revenue – current	(988)	(375)
Prepaid expenses	(168)	(63)
Depreciation	(975)	(1,610)
Intangible assets amortization – Indefinite Lived	(28,864)	(25,127)
Internally developed software	(1,582)	(1,126)
Deferred tax liabilities	(35,366)	(31,569)
Net deferred liability	$ (27,854)	$ (4,167)